Document and Entity Information	12 Months Ended
Mar. 19, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 19, 2013
Registrant Name	ALLIANCEBERNSTEIN BOND FUND INC
Central Index Key	0000003794
Amendment Flag	false
Document Creation Date	Mar 19, 2013
Document Effective Date	Mar 19, 2013
Prospectus Date	Mar 19, 2013

AllianceBernstein Government Reserves Portfolio
ALLIANCEBERNSTEIN GOVERNMENT RESERVES PORTFOLIO SHARES OF THE FUND ARE NOT AVAILABLE FOR PURCHASE PRIOR TO MAY 1, 2013.
INVESTMENT OBJECTIVE
The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A Shares on page 10 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 39 of the Fund's Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Government Reserves Portfolio	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES	CLASS 1 SHARES	CLASS 2 SHARES
Maximum Deferred Sales Charge (Load) as a percentage of offering price or redemption proceeds, whichever is lower)	none	1.00%	[1]	none	none	none	none	none	none
[1]	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Government Reserves Portfolio		CLASS A	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS 1	CLASS 2
Management Fees		0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none	0.50%	0.25%	none	0.10%	none
Other Expenses: Transfer Agent			0.02%		0.26%	0.20%	0.12%
Other Expenses		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Total Other Expenses	[1]	0.12%	0.14%	0.12%	0.38%	0.32%	0.24%	0.12%	0.12%
Total Annual Fund Operating Expenses		0.62%	1.34%	0.32%	1.08%	0.77%	0.44%	0.42%	0.32%
Fee Waiver and/or Expense Reimbursement	[2]	(0.23%)	(0.25%)	(0.13%)	(0.49%)	(0.43%)	(0.25%)	(0.23%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.39%	1.09%	0.19%	0.59%	0.34%	0.19%	0.19%	0.19%
[1]	Total Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed through May 1, 2014 to waive its fee and bear certain expenses incurred by Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares of the Fund so that total expenses (excluding interest expense, taxes, extraordinary expenses, brokerage commissions and other transaction costs and the fees and expenses of registered investment companies or series thereof in which the Fund invests ("Acquired Funds") other than investment advisory fees of Acquired Funds for which the Adviser serves as investment adviser) do not exceed, on an annualized basis, 0.39%, 1.09%, 0.19%, 0.59%, 0.34%, 0.19%, 0.19% and 0.19%, respectively, of average daily net assets.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Government Reserves Portfolio (USD $)	CLASS A	CLASS C		ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS 1	CLASS 2
After 1 Year	463	111	[1]	19	60	35	19	19	19
After 3 Years	570	374		76	244	158	89	87	76
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PRINCIPAL STRATEGIES:
The Fund is a "money market fund" that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Fund will maintain a NAV of $1.00 per share.

The Fund invests at least 80% and normally substantially all of its net assets in marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest) ("U.S. Government securities"). This policy may not be changed without 60 days' prior written notice to shareholders. In addition, the following instruments will be considered U.S. government securities for purposes of this policy:
  repurchase agreements related to U.S. Government securities; and
  commitments to purchase U.S. Government securities on a when-issued basis.
As a money market fund, the Fund must meet the requirements of the Securities and Exchange Commission ("Commission") Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Fund's investments. Among other things, Rule 2a-7 requires that the Fund's investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Fund to hold at least 10% and 30% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Fund's investments in illiquid securities to 5% of its total assets.
PRINCIPAL RISKS:
  MONEY MARKET FUND RISK: Money market funds are sometimes unable to maintain a NAV at $1.00 per share and, as it is generally referred to, "break the buck". In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund's shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders. The Fund's NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk. Financial regulators continue to evaluate the rules governing money market funds, including Rule 2a-7. It is possible that regulatory changes could significantly impact the money market fund industry generally and, therefore, could affect the operation or performance of the Fund.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Fund's investments in short-term securities. A decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates on U.S. Government securities remain low for an extended period of time, the Fund may have difficulties in maintaining a positive yield, paying expenses out of Fund assets, or maintaining a stable $1.00 NAV.
  CREDIT RISK: Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund's investments include U.S. Government securities or related repurchase agreements, which have minimal credit risk compared to other investments.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Mar 19, 2013
AllianceBernstein Government Reserves Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN GOVERNMENT RESERVES PORTFOLIO SHARES OF THE FUND ARE NOT AVAILABLE FOR PURCHASE PRIOR TO MAY 1, 2013.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A Shares on page 10 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 39 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Total Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "money market fund" that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Fund will maintain a NAV of $1.00 per share.

The Fund invests at least 80% and normally substantially all of its net assets in marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest) ("U.S. Government securities"). This policy may not be changed without 60 days' prior written notice to shareholders. In addition, the following instruments will be considered U.S. government securities for purposes of this policy:
  repurchase agreements related to U.S. Government securities; and
  commitments to purchase U.S. Government securities on a when-issued basis.
		As a money market fund, the Fund must meet the requirements of the Securities and Exchange Commission ("Commission") Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Fund's investments. Among other things, Rule 2a-7 requires that the Fund's investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Fund to hold at least 10% and 30% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Fund's investments in illiquid securities to 5% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MONEY MARKET FUND RISK: Money market funds are sometimes unable to maintain a NAV at $1.00 per share and, as it is generally referred to, "break the buck". In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund's shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders. The Fund's NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk. Financial regulators continue to evaluate the rules governing money market funds, including Rule 2a-7. It is possible that regulatory changes could significantly impact the money market fund industry generally and, therefore, could affect the operation or performance of the Fund.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Fund's investments in short-term securities. A decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates on U.S. Government securities remain low for an extended period of time, the Fund may have difficulties in maintaining a positive yield, paying expenses out of Fund assets, or maintaining a stable $1.00 NAV.
  CREDIT RISK: Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund's investments include U.S. Government securities or related repurchase agreements, which have minimal credit risk compared to other investments.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible that you may lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
AllianceBernstein Government Reserves Portfolio | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.39%
After 1 Year	rr_ExpenseExampleYear01	463
After 3 Years	rr_ExpenseExampleYear03	570
AllianceBernstein Government Reserves Portfolio | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
After 1 Year	rr_ExpenseExampleYear01	111	[4]
After 3 Years	rr_ExpenseExampleYear03	374
AllianceBernstein Government Reserves Portfolio | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
After 1 Year	rr_ExpenseExampleYear01	19
After 3 Years	rr_ExpenseExampleYear03	76
AllianceBernstein Government Reserves Portfolio | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
After 1 Year	rr_ExpenseExampleYear01	60
After 3 Years	rr_ExpenseExampleYear03	244
AllianceBernstein Government Reserves Portfolio | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
After 1 Year	rr_ExpenseExampleYear01	35
After 3 Years	rr_ExpenseExampleYear03	158
AllianceBernstein Government Reserves Portfolio | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
After 1 Year	rr_ExpenseExampleYear01	19
After 3 Years	rr_ExpenseExampleYear03	89
AllianceBernstein Government Reserves Portfolio | CLASS 1
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
After 1 Year	rr_ExpenseExampleYear01	19
After 3 Years	rr_ExpenseExampleYear03	87
AllianceBernstein Government Reserves Portfolio | CLASS 2
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
After 1 Year	rr_ExpenseExampleYear01	19
After 3 Years	rr_ExpenseExampleYear03	76

[1]	Total Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed through May 1, 2014 to waive its fee and bear certain expenses incurred by Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares of the Fund so that total expenses (excluding interest expense, taxes, extraordinary expenses, brokerage commissions and other transaction costs and the fees and expenses of registered investment companies or series thereof in which the Fund invests ("Acquired Funds") other than investment advisory fees of Acquired Funds for which the Adviser serves as investment adviser) do not exceed, on an annualized basis, 0.39%, 1.09%, 0.19%, 0.59%, 0.34%, 0.19%, 0.19% and 0.19%, respectively, of average daily net assets.
[3]	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year.
[4]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Mar 19, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 19, 2013